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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885
                                   --------------------------------------

                               Hewitt Series Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               100 Half Day Road Lincolnshire, IL          60069
        -----------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


               Peter Ross 100 Half Day Road Lincolnshire, IL 60069
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 847-295-5000
                                                   -----------------

Date of fiscal year end:   December 31, 2003
                         -------------------

Date of reporting period:  January 1, 2003 to June 30, 2003
                          -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

         (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

Item 2. Code of Ethics.

         Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

         Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

         Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

         Not applicable to this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to this filing.

Item 8. [Reserved]

Item 9. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits.

         (a)  Code of Ethics - Not Required with this filing

         (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

HEWITT SERIES TRUST

PERFORMANCE AS OF 6/30/03                                       THIRTY-DAY YIELD
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   0.32%
Hewitt Institutional Money Market Fund                                     0.88%

The thirty-day yield is an annualized yield for the thirty-day period ended
June 30, 2003. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

Weak economic growth, sluggish job markets, and a fear of deflation persisted throughout the six-month reporting period, eventually persuading the Federal Reserve Board (the "Fed") into lowering short-term interest rates by 0.25% to 1.00% in late June. The Federal Open Market Committee, the Fed's panel that decides interest rate policy, moved to a bias towards lowering interest rates, keeping the door open for further interest rate cuts.

Early in the reporting period, the middle of the money market yield curve began to invert, incorporating an increasing chance of a rate cut in the near future. At that time, the Funds executed a "barbell" strategy, purchasing both securities in the one to two month sector and securities in the one-year sector all at yields close to the current Fed target rate. This barbell strategy not only provided more than enough liquidity for client outflows, but also benefited the Funds' yield. Because of this strategy, the Funds held a longer-weighted average maturity and maintained consistent performance.

In the second quarter of 2003, the Funds shortened their weighted-average maturity to between 45 and 55 days by investing mainly in 90-180 day fixed rate securities. The portfolio allocation to floating rate notes increased as the Funds added additional asset-backed securities. The exposure to asset-backed securities aided the Funds' diversification as well as enhanced their yield. The Funds benefited by executing this strategy ahead of the Fed's June meeting. As the second quarter progressed, many securities began to incorporate a greater amount of interest rate easing than expected. By limiting the Funds' exposure to the investments yielding below 1.00%, the Funds' performance did not drop significantly, but remained consistent throughout the quarter.

Lower oil prices, accommodative monetary policy, and upcoming tax cuts have given consumers hope for a meaningful recovery in the U.S. economy, though the timing and extent of that improvement remains uncertain. The Funds will continue to watch for clear signs of an economic turnaround while seeking opportunities on the yield curve.

The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors ("BGFA") is the investment advisor for the Master Portfolio.

                              HEWITT SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

                                              HEWITT MONEY   HEWITT INSTITUTIONAL
                                              MARKET FUND     MONEY MARKET FUND
                                              ------------   --------------------
ASSETS
Investments:
In Money Market Master Portfolio
  ("Master Portfolio"), at market value
  (Note 1)                                    $88,987,361        $93,005,100
Cash                                                   --                460
Receivables:
    Due from Hewitt Associates LLC (Note
      2)                                            7,562             30,087
                                              -----------        -----------
TOTAL ASSETS                                   88,994,923         93,035,647
                                              -----------        -----------
LIABILITIES
Payables:
    Distribution to shareholders                   22,191             65,661
    Accrued shareholder servicing fees             54,403             48,708
    Distribution fees (Note 2)                     54,403                 --
Accrued expenses                                   64,653             84,523
                                              -----------        -----------
TOTAL LIABILITIES                                 195,650            198,892
                                              -----------        -----------
NET ASSETS                                    $88,799,273        $92,836,755
                                              ===========        ===========
Net assets consist of:
    Paid-in capital                           $88,798,507        $92,807,369
    Undistributed net investment income               106             28,458
    Undistributed net realized gain on
      investments                                     660                928
                                              -----------        -----------
NET ASSETS                                    $88,799,273        $92,836,755
                                              ===========        ===========
Shares outstanding                             88,796,803            921,965
                                              ===========        ===========
Net asset value and offering price per
  share                                       $      1.00        $    100.69
                                              ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                             HEWITT MONEY    HEWITT INSTITUTIONAL
                                             MARKET FUND      MONEY MARKET FUND
                                             ------------    --------------------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO
    Interest                                  $ 590,928            $738,727
    Expenses                                    (43,104)            (53,502)
                                              ---------            --------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO                              547,824             685,225
                                              ---------            --------
FUND EXPENSES (NOTE 2)
    Advisory and administration fees            129,154                  --
    Administration fees                              --              53,458
    Shareholder servicing fees                  107,628             106,916
    Distribution costs                          107,628                  --
    Fund accounting & transfer agent
      fees                                       40,725              40,182
    Legal fees                                   14,842              14,842
    Audit fees                                    6,704               6,697
    Printing costs                               15,385              15,385
    Registration costs                           49,051               4,344
    Trustee fees                                  5,430               5,430
    Other expenses                                  543                 543
                                              ---------            --------
TOTAL FUND EXPENSES                             477,090             247,797
                                              ---------            --------
Less:
    Fees reimbursed by Hewitt Associates
      LLC (Note 2)                             (111,195)            (60,670)
                                              ---------            --------
TOTAL NET EXPENSES                              365,895             187,127
                                              ---------            --------
NET INVESTMENT INCOME                           181,929             498,098
                                              ---------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIO
    Net realized gain                               411                 539
                                              ---------            --------
Net gain on investments                             411                 539
                                              ---------            --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                             $ 182,340            $498,637
                                              =========            ========

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        HEWITT INSTITUTIONAL
                                    HEWITT MONEY MARKET FUND              MONEY MARKET FUND
                                --------------------------------  ---------------------------------
                                 FOR THE SIX                       FOR THE SIX
                                MONTHS ENDED        FOR THE        MONTHS ENDED        FOR THE
                                JUNE 30, 2003     YEAR ENDED      JUNE 30, 2003      YEAR ENDED
                                 (UNAUDITED)   DECEMBER 31, 2002   (UNAUDITED)    DECEMBER 31, 2002
                                -------------  -----------------  --------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net investment income          $   181,929      $   694,066      $    498,098     $  1,610,010
  Net realized gain                      411              251               539              390
                                 -----------      -----------      ------------     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS          182,340          694,317           498,637        1,610,400
                                 -----------      -----------      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income        (181,929)        (694,066)         (499,775)      (1,610,041)
                                 -----------      -----------      ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS                      (181,929)        (694,066)         (499,775)      (1,610,041)
                                 -----------      -----------      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Net capital share
    transactions (Note 3)         11,294,004       11,250,122       (21,354,247)       4,906,828
                                 -----------      -----------      ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS      11,294,004       11,250,122       (21,354,247)       4,906,828
                                 -----------      -----------      ------------     ------------
INCREASE (DECREASE) IN NET
  ASSETS                          11,294,415       11,250,373       (21,355,385)       4,907,187
NET ASSETS:
Beginning of period               77,504,858       66,254,485       114,192,140      109,284,953
                                 -----------      -----------      ------------     ------------
END OF PERIOD                    $88,799,273      $77,504,858      $ 92,836,755     $114,192,140
                                 ===========      ===========      ============     ============
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET
  ASSETS AT END OF PERIOD        $       106      $       106      $     28,458     $     30,135
                                 ===========      ===========      ============     ============

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                            HEWITT MONEY MARKET FUND

                                 SIX MONTHS                                    PERIOD FROM
                                    ENDED                                    DEC. 4, 2000(A)
                                JUN. 30, 2003   YEAR ENDED     YEAR ENDED           TO
                                 (UNAUDITED)   DEC. 31, 2002  DEC. 31, 2001   DEC. 31, 2000
                                -------------  -------------  -------------  ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $  1.00        $  1.00        $  1.00         $  1.00
                                   -------        -------        -------         -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income             0.00(b)        0.01           0.03            0.00(b)
                                   -------        -------        -------         -------
Total from investment
  operations                          0.00           0.01           0.03            0.00
                                   -------        -------        -------         -------
LESS DISTRIBUTIONS FROM:
    Net investment income            (0.00)(b)      (0.01)         (0.03)          (0.00)(b)
                                   -------        -------        -------         -------
TOTAL DISTRIBUTIONS                  (0.00)         (0.01)         (0.03)          (0.00)
                                   -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD     $  1.00        $  1.00        $  1.00         $  1.00
                                   =======        =======        =======         =======
TOTAL RETURN                          0.21%(c)       0.98%          3.36%           0.47%(c)
                                   =======        =======        =======         =======
Ratios/Supplemental data:
    Net assets, end of period
      (000s)                       $88,799        $77,505        $66,254         $57,865
    Ratio of expenses to
      average net assets(1)           0.95%(d)       0.95%          0.95%           0.95%(d)
    Ratio of net investment
      income to average net
      assets(2)                       0.42%(d)       0.98%          3.31%           5.77%(d)
---------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses               1.21%(d)       1.34%          1.36%           1.54%(d)
(2) Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                          0.16%(d)       0.59%          2.90%           5.18%(d)

--------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Rounds to less than $0.01.
(c)  Not annualized.
(d)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                            SIX MONTHS
                               ENDED
                           JUN. 30, 2003   YEAR ENDED     YEAR ENDED       YEAR ENDED          PERIOD ENDED
                            (UNAUDITED)   DEC. 31, 2002  DEC. 31, 2001  DEC. 31, 2000(E)    DEC. 31, 1999(A)(E)
                           -------------  -------------  -------------  -----------------  ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $100.69       $ 100.70       $ 100.68         $ 100.52              $100.30
                              -------       --------       --------         --------              -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income        0.46           1.49           3.86             5.73                 3.90
    Net realized and
      unrealized gain on
      investments                  --           0.00(f)        0.02             0.13                 0.22
                              -------       --------       --------         --------              -------
Total from investment
  operations                     0.46           1.49           3.88             5.86                 4.12
                              -------       --------       --------         --------              -------
LESS DISTRIBUTIONS FROM:
    Net investment income       (0.46)         (1.50)         (3.86)           (5.70)               (3.90)
                              -------       --------       --------         --------              -------
TOTAL DISTRIBUTIONS             (0.46)         (1.50)         (3.86)           (5.70)               (3.90)
                              -------       --------       --------         --------              -------
NET ASSET VALUE, END OF
  PERIOD                      $100.69       $ 100.69       $ 100.70         $ 100.68              $100.52
                              =======       ========       ========         ========              =======
TOTAL RETURN                     0.46%(c)       1.51%          3.93%            6.12%                4.18%(c)
                              =======       ========       ========         ========              =======
Ratios/Supplemental data:
    Net assets, end of
      period (000s)           $92,837       $114,192       $109,285         $103,656              $43,068
    Ratio of expenses to
      average net
      assets(1)                  0.45%(d)       0.45%          0.45%            0.45%                0.44%(d)
    Ratio of net
      investment income
      to average net
      assets(2)                  0.93%(d)       1.48%          3.82%            6.05%                5.03%(d)
----------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                     0.56%(d)       0.59%          0.60%            0.59%                0.72%(d)
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                     0.82%(d)       1.34%          3.67%            5.91%                4.75%(d)


                                    PERIOD ENDED
                                 FEB. 28, 1999(B)(E)
                                ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $100.00
                                       -------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income                 1.97
    Net realized and
      unrealized gain on
      investments                           --
                                       -------
Total from investment
  operations                              1.97
                                       -------
LESS DISTRIBUTIONS FROM:
    Net investment income                (1.67)
                                       -------
TOTAL DISTRIBUTIONS                      (1.67)
                                       -------
NET ASSET VALUE, END OF
  PERIOD                               $100.30
                                       =======
TOTAL RETURN                              1.98%(c)
                                       =======
Ratios/Supplemental data:
    Net assets, end of
      period (000s)                    $10,949
    Ratio of expenses to
      average net
      assets(1)                           0.45%(d)
    Ratio of net
      investment income
      to average net
      assets(2)                           4.86%(d)
------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                              1.62%(d)
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                              3.69%(d)

--------------------------------------------------------------------------------

(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Not annualized.
(d)  Annualized.
(e)  Institutional Class Shares through December 4, 2000.
(f)  Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund, (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

    Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (2.04% and 2.13% for the Money Market Fund and the Institutional Money Market Fund, respectively as of June 30, 2003).

    The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

    The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

FEDERAL INCOME TAXES

    The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

                              HEWITT SERIES TRUST
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2003.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2003, Hewitt Associates reimbursed the Money Market Fund $111,195 for expenses related to this agreement.

    Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the six months ended June 30, 2003, Hewitt Associates reimbursed the Institutional Money Market Fund $53,458 for expenses related to this agreement.

    Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

    Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

    Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders

                              HEWITT SERIES TRUST
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. For the six months ended June 30, 2003, Hewitt Associates reimbursed the Institutional Money Market Fund $7,212 for expenses related to this agreement.

    The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. CAPITAL SHARE TRANSACTIONS

    As of June 30, 2003, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND

                                       SIX MONTHS ENDED
                                        JUNE 30, 2003                 YEAR ENDED
                                         (UNAUDITED)              DECEMBER 31, 2002
                                  --------------------------  --------------------------
                                    SHARES        AMOUNT        SHARES        AMOUNT
                                  -----------  -------------  -----------  -------------
Shares Issued and Redeemed:
Shares sold                        32,012,471  $  32,012,471   47,715,653  $  47,715,652
Shares issued in reinvestments
  of dividends                        199,952        199,952      652,953        652,953
Shares redeemed                   (20,918,419)   (20,918,419) (37,118,483)   (37,118,483)
                                  -----------  -------------  -----------  -------------
Net increase                       11,294,004  $  11,294,004   11,250,123  $  11,250,122
                                  ===========  =============  ===========  =============

HEWITT INSTITUTIONAL MONEY MARKET FUND

                                       SIX MONTHS ENDED
                                        JUNE 30, 2003                 YEAR ENDED
                                         (UNAUDITED)              DECEMBER 31, 2002
                                  --------------------------  --------------------------
                                    SHARES        AMOUNT        SHARES        AMOUNT
                                  -----------  -------------  -----------  -------------
Shares Issued and Redeemed:
Shares sold                         2,055,418  $ 207,061,967    3,813,149  $ 384,187,479
Shares issued in reinvestments
  of dividends                          5,431        546,860       14,823      1,492,560
Shares redeemed                    (2,272,942)  (228,963,074)  (3,779,220)  (380,773,211)
                                  -----------  -------------  -----------  -------------
Net increase/decrease                (212,093) $ (21,354,247)      48,752  $   4,906,828
                                  ===========  =============  ===========  =============

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2003 (UNAUDITED)
                            SCHEDULE OF INVESTMENTS

SECURITY                                   PRINCIPAL       VALUE
--------                                  -----------  --------------
CERTIFICATES OF DEPOSIT--13.18%
Canadian Imperial Bank of Commerce
  1.05%, 07/28/03                         $50,000,000  $   50,000,000
  1.24%, 05/17/04                          20,000,000      19,997,981
  1.25%, 07/15/03                          50,000,000      50,000,000
Chase Manhattan Bank USA
  1.27%, 07/23/03                          25,000,000      25,000,000
Citibank NA
  1.03%, 09/29/03                          25,000,000      25,000,000
  1.22%, 09/04/03                          25,000,000      25,000,000
  1.26%, 07/23/03                          75,000,000      75,000,000
Deutsche Bank AG
  1.30%, 07/08/03                          25,000,000      25,000,000
Societe Generale NA Inc.
  1.25%, 07/15/03                          25,000,000      25,000,000
Svenska Handelsbanken Inc.
  1.26%, 04/07/04                          50,000,000      49,996,146
  1.27%, 03/19/04                          25,000,000      24,997,306
  1.29%, 07/17/03                          50,000,000      50,000,000
Toronto-Dominion Bank
  1.25%, 03/17/04                          25,000,000      24,997,326
  1.51%, 11/12/03                          30,000,000      30,001,651
UBS AG
  1.24%, 03/17/04                          50,000,000      49,994,651
US Bank NA
  1.30%, 07/09/03                          25,000,000      25,000,000
                                                       --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $574,985,061)                                    574,985,061
                                                       --------------
COMMERCIAL PAPER--38.61%
Amstel Funding Corp.
  1.04%, 09/23/03                          50,000,000      49,878,667
  1.25%, 08/12/03                          15,000,000      14,978,125
  1.32%, 07/21/03                          20,000,000      19,985,333
  1.34%, 07/08/03                          15,000,000      14,996,091
Bank of America Corp.
  1.23%, 07/10/03                          25,000,000      24,992,313
Banque Generale du Luxembourg
  1.27%, 07/09/03                           9,067,000       9,064,441
  1.30%, 07/14/03                          23,000,000      22,989,203
  1.32%, 07/09/03                          10,000,000       9,997,078
Beta Finance Inc.
  1.30%, 07/15/03                          14,000,000      13,992,923
Dorada Finance Inc.
  1.30%, 07/17/03                          15,000,000      14,991,334
Edison Asset Securitization Corp.
  1.24%, 08/07/03                          25,000,000      24,968,139
Eureka Securitization Inc.
  1.23%, 08/05/03                          40,000,000      39,952,167
Falcon Asset Securitization Corp.
  1.05%, 07/23/03                          25,000,000      24,983,958
  1.25%, 08/08/03                          19,508,000      19,482,260
Florens Container Inc.
  1.27%, 07/22/03                          35,000,000      34,974,071
GE Financial Assurance Holdings
  1.00%, 08/01/03                          25,000,000      24,978,472
Greenwich Funding Corp.
  1.25%, 07/10/03                          15,000,000      14,995,312
Intrepid Funding Corp.
  1.24%, 07/15/03                          20,029,000      20,019,342
Jupiter Securities Corp.
  1.26%, 07/14/03                          25,000,000      24,988,625
K2 USA LLC
  1.00%, 08/08/03                          10,000,000       9,989,444
  1.25%, 07/09/03                          15,000,000      14,995,833
  1.33%, 07/03/03                          15,000,000      14,998,892
Kitty Hawk Funding Corp.
  1.00%, 07/21/03                          65,397,000      65,360,668
  1.04%, 09/12/03                          37,113,000      37,034,733
  1.06%, 08/15/03                          25,000,000      24,966,875
Liberty Street Funding Corp.
  1.07%, 07/17/03                          24,000,000      23,988,587

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2003 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                   PRINCIPAL       VALUE
--------                                  -----------  --------------
Loch Ness LLC
  1.19%, 07/10/03                         $16,331,000  $   16,326,141
  1.20%, 07/10/03                          41,823,000      41,810,453
  1.27%, 07/15/03                          34,669,000      34,651,878
Moat Funding LLC
  1.04%, 09/26/03                          22,995,000      22,937,206
  1.15%, 07/02/03                          50,000,000      49,998,403
  1.24%, 07/16/03                          25,000,000      24,987,083
  1.24%, 08/19/03                          25,000,000      24,957,805
  1.26%, 07/18/03                          50,000,000      49,970,250
Park Avenue Receivables Corp.
  1.20%, 07/09/03                          15,058,000      15,053,984
  1.25%, 07/08/03                          51,063,000      51,050,589
Quincy Capital Corp.
  1.01%, 07/24/03                          25,000,000      24,983,868
  1.02%, 07/21/03                          61,201,000      61,166,319
Scaldis Capital LLC
  1.26%, 07/15/03                          20,000,000      19,990,200
  1.26%, 10/17/03                          17,762,000      17,694,860
  1.28%, 07/29/03(1)                       30,190,000      30,160,062
Sigma Finance Inc.
  1.05%, 09/03/03                          25,000,000      24,953,333
  1.23%, 09/05/03                          25,000,000      24,943,625
  1.27%, 08/26/03                          50,000,000      49,901,222
Societe Generale NA Inc.
  1.25%, 07/17/03                          25,000,000      24,986,056
Special Purpose Accounts Receivable
  Corp.
  1.02%, 09/12/03                          29,550,000      29,488,881
  1.18%, 07/08/03                          50,000,000      49,988,576
  1.20%, 07/08/03                          19,500,000      19,495,450
Svenska Handelsbanken Inc.
  1.00%, 07/07/03                          34,900,000      34,894,183
Thames Asset Global Securitization Inc.
  1.00%, 07/15/03                          12,293,000      12,288,219
  1.02%, 08/14/03                          22,278,000      22,250,227
  1.05%, 09/12/03                          17,646,000      17,608,429
  1.18%, 07/10/03                          16,777,000      16,772,051
  1.19%, 07/10/03                          16,777,000      16,772,009
  1.20%, 07/10/03                          17,285,000      17,279,815
  1.23%, 09/02/03                          15,577,000      15,543,470
Toronto-Dominion Holding (USA) Inc.
  0.93%, 09/11/03                          50,000,000      49,907,000
UBS Finance (Delaware) Inc.
  0.99%, 07/21/03                          50,000,000      49,972,500
  1.03%, 07/11/03                          30,000,000      29,991,417
  1.05%, 07/07/03                          50,000,000      49,991,250
Windmill Funding Corp.
  1.05%, 08/21/03                          25,000,000      24,962,813
                                                       --------------
TOTAL COMMERCIAL PAPER
  (Cost: $1,684,272,513)                                1,684,272,513
                                                       --------------
MEDIUM TERM NOTES--6.03%
Associates Corp. NA
  6.20%, 01/26/04                           7,000,000       7,193,012
Beta Finance Inc.
  1.50%, 11/12/03(1)                       20,000,000      20,000,000
Citigroup Inc.
  5.70%, 02/06/04                          30,000,000      30,774,537
Dorada Finance Inc.
  1.64%, 11/26/03(1)                       20,000,000      20,000,000
General Electric Capital Corp.
  5.38%, 04/23/04                          19,250,000      19,926,049
  6.27%, 07/23/03                          25,000,000      25,074,659
  6.75%, 09/11/03                           5,026,000       5,079,337
Goldman Sachs Group Inc.
  1.25%, 08/28/03                          25,000,000      25,000,000
  6.65%, 08/01/03(1)                        9,690,000       9,733,393
K2 USA LLC
  1.63%, 12/08/03(1)                       15,000,000      15,000,000
  1.64%, 11/26/03(1)                       15,000,000      15,000,000
Links Finance LLC
  1.47%, 11/18/03(1)                       10,000,000      10,000,000
  1.65%, 12/03/03(1)                       10,000,000      10,000,000
Merrill Lynch & Co. Inc.
  5.35%, 06/15/04                          17,914,000      18,641,690
Morgan Stanley
  5.63%, 01/20/04                           9,900,000      10,128,673
  6.13%, 10/01/03                           7,000,000       7,081,719

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2003 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                   PRINCIPAL          VALUE
--------                                  -----------     --------------
Regions Auto Receivables Trust
  1.19%, 03/15/04                         $14,592,731     $   14,592,731
                                                          --------------
TOTAL MEDIUM TERM NOTES
  (Cost: $263,225,800)                                       263,225,800
                                                          --------------
TIME DEPOSITS--4.58%
American Express Centurion Bank
  0.98%, 07/24/03                          75,000,000         75,000,000
DEPFA BANK PLC
  1.24%, 08/11/03                          20,000,000         20,000,000
ING Bank NV
  1.25%, 07/14/03                          30,000,000         30,000,000
Societe Generale NA Inc.
  1.41%, 07/01/03                          75,000,000         75,000,000
                                                          --------------
TOTAL TIME DEPOSITS
  (Cost: $200,000,000)                                       200,000,000
                                                          --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.78%
Federal National Mortgage Association
  4.00%, 08/15/03                          33,876,000         33,984,767
                                                          --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost: $33,984,767)                                         33,984,767
                                                          --------------
VARIABLE & FLOATING RATE NOTES--34.35%
American Express Centurion Bank
  1.23%, 03/12/04                          50,000,000         50,000,000
Associates Corp. NA
  1.22%, 06/15/04                          15,000,000         14,996,791
Bank of America Corp.
  1.35%, 07/07/03                          15,000,000         15,000,204
Beta Finance Inc.
  1.01%, 09/25/03(1)                       50,000,000         49,999,411
  1.09%, 01/23/04(1)                       20,000,000         20,000,000
  1.23%, 09/15/03(1)                       25,000,000         25,003,104
Chase Manhattan Bank USA
  1.07%, 06/30/04                          20,000,000         20,000,000
Citigroup Global Markets Holdings Inc.
  1.21%, 06/17/04                           8,000,000          8,013,624
Credit Suisse First Boston
  1.26%, 09/04/03                          50,000,000         50,000,000
Deutsche Bank AG London
  1.34%, 09/02/03                          10,000,000         10,001,635
Dorada Finance Inc.
  1.06%, 05/14/04(1)                       30,000,000         29,998,697
  1.06%, 06/30/04(1)                       25,000,000         24,992,500
  1.08%, 09/15/03(1)                       25,000,000         25,000,000
  1.09%, 01/27/04(1)                       25,000,000         25,000,000
  1.14%, 03/15/04(1)                       20,000,000         19,998,582
First USA Bank
  1.50%, 07/21/04                          25,000,000         25,059,527
Fleet National Bank
  1.50%, 07/31/03                          10,000,000         10,001,267
General Electric Capital Corp.
  1.09%, 03/25/04(1)                       43,500,000         43,536,294
  1.11%, 01/28/04                          25,000,000         25,006,732
  1.43%, 04/22/04                          38,000,000         38,041,434
Goldman Sachs Group Inc.
  1.23%, 01/22/04                          45,000,000         45,048,005
  1.30%, 12/05/03                          25,000,000         25,000,000
  1.34%, 10/02/03(1)                       25,000,000         25,000,000
  1.54%, 08/18/03                          26,000,000         26,010,052
  1.94%, 02/11/04                          20,000,000         20,079,712
Granite Mortgages PLC
  1.09%, 01/20/04                          65,625,000         65,624,826
HBOS Treasury Services PLC
  1.27%, 06/24/04(1)                       50,000,000         50,000,000
Holmes Financing PLC
  1.14%, 04/15/04                          50,000,000         50,000,000

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2003 (UNAUDITED)
                       SCHEDULE OF INVESTMENTS--CONTINUED

SECURITY                                   PRINCIPAL       VALUE
--------                                  -----------  --------------
K2 USA LLC
  1.01%, 11/26/03(1)                      $25,000,000  $   25,000,000
  1.07%, 08/15/03(1)                       20,000,000      20,000,000
  1.08%, 03/15/04(1)                       15,000,000      15,000,000
  1.10%, 02/06/04(1)                       20,000,000      20,000,000
Links Finance LLC
  1.06%, 05/24/04(1)                       20,000,000      19,998,000
  1.06%, 06/21/04(1)                       25,000,000      24,997,575
  1.07%, 03/18/04(1)                       40,000,000      40,000,000
  1.09%, 09/30/03(1)                       25,000,000      25,000,000
  1.26%, 03/08/04(1)                       25,000,000      25,000,000
Merrill Lynch & Co. Inc.
  1.37%, 08/13/03                          13,525,000      13,527,054
  1.46%, 01/14/04                          17,000,000      17,019,714
Metropolitan Life Insurance Co. Funding
  Agreement
  1.41%, 07/18/03(1)                       25,000,000      25,000,000
Morgan Stanley
  1.16%, 09/19/03                          75,000,000      75,017,923
  1.54%, 08/07/03                          33,650,000      33,659,516
National City Bank
  1.31%, 11/14/03                          25,000,000      25,005,747
  1.41%, 07/22/03                          10,000,000      10,000,649
Nationwide Building Society
  1.36%, 07/23/03                          25,000,000      25,000,942
Permanent Financing PLC
  1.29%, 03/10/04                          78,000,000      78,000,000
Sigma Finance Inc.
  0.97%, 06/28/04(1)                       25,000,000      24,992,500
  1.23%, 06/15/04(1)                       25,000,000      24,996,250
Travelers Insurance Co.
  1.38%, 02/05/04(1)                       50,000,000      50,000,000
Winston Funding Ltd.
  1.32%, 04/23/04(1)                       45,000,000      45,000,000
                                                       --------------
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $1,498,628,267)                                1,498,628,267
                                                       --------------
REPURCHASE AGREEMENTS-2.31%
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 06/30/03, due
  07/01/03, with a maturity value of
  $25,978,873 and an effective yield of
  1.21%.                                  $25,978,000      25,978,000
Lehman Brothers Tri-Party Repurchase
  Agreement, dated 06/30/03, due
  07/01/03, with a maturity value of
  $50,001,875 and an effective yield of
  1.35%.                                   50,000,000      50,000,000
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/30/03, due
  07/01/03, with a maturity value of
  $25,000,833 and an effective yield of
  1.20%.                                   25,000,000      25,000,000
                                                       --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost: $100,978,000)                                    100,978,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES--99.84%
  (Cost $4,356,074,408)                                 4,356,074,408
                                                       --------------
Other Assets, Less Liabilities--0.16%                       6,710,214
                                                       --------------
NET ASSETS--100.00%                                    $4,362,784,622
                                                       ==============

----------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS
Investments in securities, at amortized cost
  (Cost: $4,356,074,408) (Note 1)                   $4,356,074,408
Cash                                                           284
Receivables:
    Interest                                             7,372,993
                                                    --------------
TOTAL ASSETS                                         4,363,447,685
                                                    --------------
LIABILITIES
Payables:
    Advisory fees (Note 2)                                 663,063
                                                    --------------
TOTAL LIABILITIES                                          663,063
                                                    --------------
NET ASSETS                                          $4,362,784,622
                                                    ==============

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT INCOME
    Interest                                        $27,317,199
                                                    -----------
TOTAL INVESTMENT INCOME                              27,317,199
                                                    -----------
EXPENSES (NOTE 2)
    Advisory fees                                     1,992,129
                                                    -----------
TOTAL EXPENSES                                        1,992,129
                                                    -----------
NET INVESTMENT INCOME                                25,325,070
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments             17,236
                                                    -----------
NET GAIN ON INVESTMENTS                                  17,236
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $25,342,306
                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE SIX MONTHS     FOR THE YEAR
                                          ENDED JUNE 30, 2003        ENDED
                                              (UNAUDITED)      DECEMBER 31, 2002
                                          -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                  $     25,325,070     $    45,475,626
    Net realized gain                                17,236               8,083
                                           ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                25,342,306          45,483,709
                                           ----------------     ---------------
Interestholder transactions:
    Contributions                            10,721,799,532      11,212,874,658
    Withdrawals                             (10,273,118,999)     (9,134,078,695)
                                           ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM INTERESTHOLDER TRANSACTIONS              448,680,533       2,078,795,963
                                           ----------------     ---------------
INCREASE IN NET ASSETS                          474,022,839       2,124,279,672

NET ASSETS:
Beginning of period                           3,888,761,783       1,764,482,111
                                           ----------------     ---------------
END OF PERIOD                              $  4,362,784,622     $ 3,888,761,783
                                           ================     ===============

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

                          MONEY MARKET MASTER PORTFOLIO
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at June 30, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                       AGGREGATE MARKET
REPURCHASE AGREEMENT          INTEREST RATE(S)    MATURITY DATE(S)          VALUE
--------------------          ----------------  --------------------   ----------------
Goldman Sachs Tri-Party             5.50%              06/01/33          $26,497,561
Lehman Brothers Tri-Party       5.50 - 6.625     09/15/09 - 09/15/11      50,987,383
Merrill Lynch Tri-Party         3.51 -  6.33     09/01/27 - 04/01/33      25,500,927

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

                          MONEY MARKET MASTER PORTFOLIO
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At June 30, 2003, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                              SIX MONTHS
                                ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED    PERIOD ENDED
                            JUNE 30, 2003     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    FEBRUARY 28,
                             (UNAUDITED)          2002             2001             2000            1999(1)        1999(4)
                           ----------------  ---------------  ---------------  ---------------  ---------------  ------------
Ratio of expenses to
  average net assets(3)          0.10%            0.10%            0.10%            0.10%            0.10%           0.10%
Ratio of net investment
  income to average net
  assets(3)                      1.27%            1.80%            3.66%            6.43%            5.23%           5.17%
    Total return                 0.64%(2)         1.84%            4.23%            6.52%            4.44%(2)        2.61%(2)

---------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)  Not annualized.
(3)  Annualized for periods of less than one year.
(4) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

                                TABLE OF CONTENTS

                                                    Page
                                                    ----
            HEWITT SERIES TRUST

Manager's Discussion and Analysis                     1

Statement of Assets and Liabilities                   2

Statements of Operations                              3

Statements of Changes in Net Assets                   4

Financial Highlights                                  5

Notes to Financial Statements                         7

        MASTER INVESTMENT PORTFOLIO

Schedule of Investments                              10

Statement of Assets and Liabilities                  14

Statement of Operations                              15
Statements of Changes in Net Assets                  16

Notes to the Financial Statements                    17

                               Hewitt Series Trust
                            Hewitt Money Market Fund
                              Hewitt Institutional
                                Money Market Fund

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Hewitt Series Trust

By:    /s/ Stacy L. Schaus
       -------------------------------
       Stacy L. Schaus
       President

                       Date 9/3/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:    /s/ Stacy L. Schaus
       -------------------------------
       Stacy L. Schaus
       President

                       Date 9/3/03




By:    /s/ Anthony P. Sartori
       -------------------------------
       Anthony P. Sartori
       Treasurer and Chief Financial Officer

                       Date 9/3/03